UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31
, 2004

Check here if amended [ ];	Amended Number:
This Amendment (check only one.):  [  ] is a restatement.
				   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Artemis Investment Management LLC
Aaddress:	437 Madison Avenue
		28th Floor
		New York, NY 10022


13F File Number:	28-2437

The Institutional Investment Manager filing this report and the person by whom it is signed hereby represent that the person singing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:	Jacqueline M. Kealy
Title:	Assistant Treasurer
Phone:	(212) 207-2703

Signature			Place			Date
Jacqueline Kealy	437 Madison Avenue, NY 10022  2/9/05

Report Type (check only one.):

[X ]		13F Holdings Report.
[   ]		13F Notice.
[   ]		13F Combination Report.

List of other managers reporting for this manager:
Strategic Investment Management.

I am signing this report as required by the securities exchange act of 1934.


FORM 13F SUMMARY PAGE

Report Summary:

Number of other included managers:

Form 13F information table entry total:		68


Form 13F information table value total (x$1000): $732,161


List of other included managers:  zero

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                                                 Artemis Investment Management
                                                            FORM 13F
                                                       December 31, 2004




Name of            Title of               Value     Shares/    Sh/  Put/  Invstmt   Other
Issuer   	    Class     Cusip      (x$1000)   Pm Amt     Pm   Call  Dscretn   Mgrs    Sole    Shared None
---------        --------   ------       ------     ------      ---  ----  -------  -----   -----    -------

AFLAC Inc.           COM     001055102      108      2,700.00   SH         Sole             2,700.00
Acxiom Corp.         COM     005125109   23,036    875,900.00   SH         Sole           875,900.00
AnnTaylor Stores     COM     036115103   10,567    490,800.00   SH         Sole           490,800.00
Ashland Oil          COM     044204105      204      3,500.00   SH         Sole             3,500.00
Asset Acceptance Cap COM     04543P100      213     10,000.00   SH         Sole            10,000.00
Assured Guaranty     COM     G0585R106   26,069  1,325,300.00   SH         Sole         1,325,300.00
Blockbuster Inc.     COM     093679108   24,613  2,580,000.00   SH         Sole         2,580,000.00
Briggs & Stratton    COM     109043109      208      5,000.00   SH         Sole             5,000.00
CIT Group Inc.       COM     125581108      202      4,400.00   SH         Sole             4,400.00
Capital One Fin.     COM     14040H105      211      2,500.00   SH         Sole             2,500.00
Chemed Corporation   COM     16359R103   22,583    336,500.00   SH         Sole           336,500.00
Coca-Cola            COM     191216100      167      4,000.00   SH         Sole             4,000.00
Comcast Cl A Spl.    COM     20030N200      194      5,900.00   SH         Sole             5,900.00
Dana Corp.           COM     235811106      189     10,900.00   SH         Sole            10,900.00
Digimarc             COM     253807101    7,623    817,900.00   SH         Sole           817,900.00
Digital Theater Sys  COM     25389G102   11,913    591,800.00   SH         Sole           591,800.00
Echostar Comm. Corp  COM     278762109      176      5,300.00   SH         Sole             5,300.00
Exxon Mobil          COM     30231G102      190      3,700.00   SH         Sole             3,700.00
Fedex                COM     31428X106      217      2,200.00   SH         Sole             2,200.00
Fleetwood Enter.     COM     339099103   24,704  1,835,400.00   SH         Sole         1,835,400.00
Fomento Econ Mex ADR COM     344419106      195      3,700.00   SH         Sole             3,700.00
Hughes Supply        COM     444482103   18,611    575,300.00   SH         Sole           575,300.00
Identix              COM     451906101   23,432  3,175,100.00   SH         Sole         3,175,100.00
Infinity Property
& Casualty           COM     45665Q103   17,938    509,600.00   SH         Sole           509,600.00
Instinet Group       COM     457750107   20,488  3,397,600.00   SH         Sole         3,397,600.00
Intermagnetics       COM     458771102    8,150    320,750.00   SH         Sole           320,750.00
Intervoice           COM     461142101   18,674  1,398,800.00   SH         Sole         1,398,800.00
Itron                COM     465741106   19,271    806,000.00   SH         Sole           806,000.00
Joy Global           COM     481165108   17,811    410,100.00   SH         Sole           410,100.00
KV Pharmaceutical Co COM     482740206   25,589  1,160,500.00   SH         Sole         1,160,500.00
Knight Trading Group COM     499063105      185     16,900.00   SH         Sole            16,900.00
LCC International    COM     501810105    8,076  1,385,200.00   SH         Sole         1,385,200.00
Labor Ready          COM     505401208    1,697    100,300.00   SH         Sole           100,300.00
MCI                  COM     552691107      226     11,200.00   SH         Sole            11,200.00
MSC Industrial       COM     553530106   18,710    520,000.00   SH         Sole           520,000.00
Medicis
Pharmaceuticals CL A COM     584690309   19,690    560,800.00   SH         Sole           560,800.00
Mettler Toledo
International        COM     592688105   14,906    290,500.00   SH         Sole           290,500.00
Minerals Tech.       COM     603158106   25,906    388,395.00   SH         Sole           388,395.00
Navistar Int'l       COM     63934E108      207      4,700.00   SH         Sole             4,700.00
Nextel Partners Inc. COM     65333F107   10,370    530,700.00   SH         Sole           530,700.00
Nic, Inc.            COM     62914B100    6,164  1,213,300.00   SH         Sole         1,213,300.00
Nice Systems ADR     COM     653656108    3,943    126,000.00   SH         Sole           126,000.00
Pacer International  COM     69373H106    1,497     70,400.00   SH         Sole            70,400.00
Pactiv Corporation   COM     695257105      192      7,600.00   SH         Sole             7,600.00
Pall Corp.           COM     696429307   18,334    633,300.00   SH         Sole           633,300.00
Pep Boys             COM     713278109   24,950  1,461,600.00   SH         Sole         1,461,600.00
Petco Animal Supply  COM     716016209      193      4,900.00   SH         Sole             4,900.00
Plug Power           COM     72919P103   13,649  2,233,900.00   SH         Sole         2,233,900.00
Power-One Inc        COM     739308104   13,713  1,537,300.00   SH         Sole         1,537,300.00
Regal Entertainment  COM     758766109   18,420    887,700.00   SH         Sole           887,700.00
Regeneration
Technologies Inc.    COM     75886N100    8,111    773,910.00   SH         Sole           773,910.00
Restoration Hardware COM     760981100    7,887  1,374,100.00   SH         Sole         1,374,100.00
Revlon               COM     761525500   14,820  6,443,400.00   SH         Sole         6,443,400.00
St. Mary Land &
Exploration          COM     792228108      192      4,600.00   SH         Sole             4,600.00
Stratasys            COM     862685104   15,515    462,300.00   SH         Sole           462,300.00
Superior Energy      COM     868157108   26,004  1,687,500.00   SH         Sole         1,687,500.00
Superior Essex Inc.  COM     86815V105      209     11,100.00   SH         Sole            11,100.00
TNS Inc.             COM     872960109    9,404    430,400.00   SH         Sole           430,400.00
Tenneco Inc.         COM     880349105      202     11,700.00   SH         Sole            11,700.00
Time Warner Inc.     COM     887317105      222     11,400.00   SH         Sole            11,400.00
Triad Hospitals      COM     89579K109    7,491    201,320.00   SH         Sole           201,320.00
Tribune Co.          COM     896047107      153      3,620.00   SH         Sole             3,620.00
VCA Antech           COM     918194101   19,989  1,023,000.00   SH         Sole         1,023,000.00
Valeant Pharm.       COM     91911X104    5,096    193,400.00   SH         Sole           193,400.00
Varian Inc.          COM     922206107   30,040    732,500.00   SH         Sole           732,500.00
W Holding            COM     929251106   23,715  1,033,791.04   SH         Sole         1,033,791.04
Wabash National      COM     929566107   28,206  1,047,400.00   SH         Sole         1,047,400.00
Watsco Inc.          COM     942622200   10,337    293,500.00   SH         Sole           293,500.00
TOTAL PORTFOLIO
REPORT SUMMARY        68       732,161



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